STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Common stock, par value (in dollars per share)	$ 0.014	$ 0.001	$ 0.001	$ 0.001
Warrants available for purchase (in shares)	70,357,155
Per unit price (in dollars per share)	$ 0.028
Total gross proceeds from private placement	$ 1,970
Common stock, shares authorized (in shares)		990,000,000	990,000,000	990,000,000
Common stock, shares outstanding (in shares)		772,483,465	679,513,554	498,546,291
Stock-based compensation expense for services			$ 695,000	$ 1,079,000
Treasury stock, shares issued (in shares)		2,308,420	2,308,420	2,308,412
Director | Related Party Amresh [Member]
Common shares forfeited (in shares)		900,000
Umbrla, Inc.
Treasury stock cancelled (in shares)		3,208,420
Common Stock
Convertible preferred stock, shares issued upon conversion					100,000
Common shares issued to third-party service providers (in shares)		96,178,321	16,906,230	4,556,603
Stock-based compensation expense for services		$ 1,910	$ 17,000	$ 5,000
Preferred Stock Series V
Preferred stock, par value (in dollars per share)	$ 0.14	$ 0.014	$ 0.001
Shares authorized for issuance (in shares)			25,000,000
Shares granted (in shares)	14,071,431
Warrants available for purchase (in shares)	70,357,155
Preferred Stock Series N
Preferred stock, par value (in dollars per share)					$ 0.001
Shares authorized for issuance (in shares)					2,500,000